Share Class & Ticker	Class A	Class C	Class R	Institutional	Class P	Class D
	PNIAX	PNICX	ANIRX	NAISX	ANIPX	PNIDX

Summary Prospectus  August 28, 2015

(As revised October 9, 2015)

AllianzGI International Managed

Volatility Fund*

Before you invest, you may want to review the Fund’s statutory prospectus, which contains more information about the Fund and its risks. You can find the Fund’s statutory prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at http://us.allianzgi-literature.com/library/productDocuments. You can also get this information at no cost by calling 1-800-988-8380 for Class A, Class C and Class R shares and 1-800-498-5413 for Institutional Class, Class P and Class D shares or by sending an email request to agid-marketingproduction@allianzinvestors.com. This Summary Prospectus incorporates by reference the Fund’s entire statutory prospectus and SAI, each dated August 28, 2015, as further revised or supplemented from time to time.

*	Effective on or about March 2, 2016, the AllianzGI International Managed Volatility Fund will be liquidated and dissolved, and any outstanding shares redeemed. As of February 24, 2016, shares of the Fund will no longer be available for purchase or exchange. Please see the Fund’s statutory prospectus for more information.

Investment Objective

The Fund seeks maximum long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

Share Class	Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)(1)
Class A	5.50%	1%
Class C	None	1%
Class R	None	None
Institutional	None	None
Class P	None	None
Class D	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Share Class	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	0.01%	1.16%
Class C	0.90	1.00	0.01	1.91
Class R	0.90	0.50	0.01	1.41
Institutional	0.80	None	0.01	0.81
Class P	0.90	None	0.01	0.91
Class D	0.90	0.25	0.01	1.16

(1)

For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Examples.  The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem your shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$662	$898	$1,153	$1,881	$662	$898	$1,153	$1,881
Class C	294	600	1,032	2,233	194	600	1,032	2,233
Class R	144	446	771	1,691	144	446	771	1,691
Institutional	83	259	450	1,002	83	259	450	1,002
Class P	93	290	504	1,120	93	290	504	1,120
Class D	118	368	638	1,409	118	368	638	1,409

AllianzGI International Managed Volatility Fund

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 105%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in a portfolio of international equities that attempts to manage overall portfolio volatility. The Fund normally invests primarily in non-U.S. equity securities, and will not allocate more than 50% of its net assets in companies within a single country. The Fund ordinarily allocates its investments among a number of different countries, including those in the MSCI EAFE Index and normally invests at least 80% of its assets in non-U.S. securities. The Fund normally focuses its non-U.S. investments in developed countries but may also invest in emerging markets securities. The Fund may invest in issuers of any market capitalization, including smaller capitalization companies. The Fund intends to utilize an investment strategy that focuses on the overall management of portfolio volatility. This focus may result in the Fund outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance.

The portfolio managers use a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions. Under the Sub-Adviser’s managed volatility strategy, the portfolio managers seek to emphasize stocks that exhibit a lower sensitivity to broader market movements (or “beta”), as they believe that stocks with higher betas are not rewarded with commensurately higher returns by the market. The portfolio construction process is iterative in nature. Initially, the portfolio managers build a fully invested and diversified portfolio subject to sector and security constraints with a goal of minimizing total volatility as measured by the standard deviation of returns. The team then overlays a proprietary stock selection model and seeks to build a final portfolio of stocks that considers the trade off between volatility and sources of relative performance (or “alpha”). The portfolio managers consider whether to sell a particular security when any of the above factors materially changes, or when a more attractive investment candidate is available.

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund does not expect to invest significantly in derivative instruments during its current fiscal year, it may do so at any time.

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

Performance Information

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of two broad-based market indexes and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class A, Class C, Class R, Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect certain fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect certain fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are higher or lower than the actual results of the predecessor class and/or the predecessor fund, as the case may be, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information. Prior to February 1, 2012, the Fund was managed pursuant to a different investment strategy and would not necessarily have achieved the performance results shown below under its current investment strategy.

Calendar Year Total Returns — Institutional Class

Calendar Year End (through 12/31)

More Recent Return Information
1/1/15–6/30/15	4.87%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 04/01/2009–06/30/2009	22.26%
Lowest 07/01/2008–09/30/2008	-24.10%

Average Annual Total Returns (for periods ended 12/31/14)

	1 Year	5 Years	10 Years	Fund Inception (5/7/01)
Institutional Class — Before Taxes	1.83%	4.71%	3.31%	5.20%
Institutional Class — After Taxes on Distributions	0.05%	3.39%	1.66%	3.77%
Institutional Class — After Taxes on Distributions and Sale of Fund Shares	1.04%	3.09%	2.14%	3.78%
Class A — Before Taxes	-4.12%	3.17%	2.33%	4.45%
Class C — Before Taxes	-0.23%	3.56%	2.15%	4.10%
Class R — Before Taxes	1.24%	4.08%	2.67%	4.54%
Class P — Before Taxes	1.68%	4.62%	3.21%	5.10%
Class D — Before Taxes	1.42%	4.29%	2.89%	4.87%
MSCI EAFE Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	-4.90%	5.33%	4.43%	4.49%
MSCI EAFE Minimum Volatility Index* (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)	4.65%	8.11%	6.84%	—
Lipper International Multi-Cap Core Funds Average	-4.68%	5.38%	4.32%	4.42%

*	The MSCI EAFE Minimum Volatility Index was incepted on November 30, 2001. Therefore, returns are not available for the period since the Fund’s inception on May 7, 2001.

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Summary Prospectus

Management of the Fund

Investment Adviser and Administrator

Allianz Global Investors Fund Management LLC

Sub-Adviser

Allianz Global Investors U.S. LLC (“AllianzGI U.S.”)

Portfolio Managers

Kunal Ghosh, portfolio manager and director, has managed the Fund since 2006.

Steven Tael, Ph.D., CFA, portfolio manager and vice president, has managed the Fund since 2006.

Mark P. Roemer, portfolio manager and director, has managed the Fund since 2013.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any business day through a broker, dealer, or other financial intermediary, or directly from the Fund’s distributor by mail (Allianz Global Investors Distributors LLC, P.O. Box 8050, Boston, MA 02266-8050) for Class A, Class C and Class R shares, or directly from the Fund’s transfer agent by mail (Allianz Institutional Funds, P.O. Box 219968, Kansas City, MO 64121-9968) for Institutional Class, Class P and Class D shares, or as further described in the Fund’s prospectus and SAI. Additionally, certain direct shareholders may be able to purchase or redeem shares of the Fund online by visiting our website, www.allianzgi-us.com, clicking on the “Account Access” link in the top-right corner of that webpage, and following instructions. Some restrictions may apply. To avoid delays in a purchase or redemption, please call 1-800-988-8380 for Class A, Class C and Class R shares and 1-800-498-5413 for Institutional Class, Class P and Class D shares with any questions about the requirements before submitting a request. Generally, purchase and redemption orders for Fund shares are processed at the net asset value (NAV) next calculated after an order is received by the distributor or an authorized intermediary. NAVs are determined only on days when the New York Stock Exchange is open for regular trading. For Class A and Class C shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50. For Class R shares, specified benefit plans may establish various minimum investment and account size requirements; ask your plan administrator for more information. For Institutional Class and Class P shares, the minimum initial investment in the Fund is $1 million, though minimums may be modified for certain financial intermediaries that aggregate trades on behalf of investors. For Class D shares, the minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $50, though financial service firms offering these shares may impose different minimums. As further described in the Fund’s prospectus, the Board of Trustees of the Trust approved the conversion of all Class D shares of the Fund into Class A shares of the Fund. Following the conversion, which is expected to be completed in the fourth quarter of 2015, the Fund will cease to offer Class D shares, and purchase orders for Class D shares will be treated as orders for Class A shares combined with a request to waive any initial sales charge otherwise applicable to Class A shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, its distributor, its investment adviser or their affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sign up for e-Delivery

To get future prospectuses online

and to eliminate mailings, go to:

www.allianzinvestors.com/edelivery

AZ817SP_100915